Financial Instruments And Financial Risk Management - Summary Of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	$ 27,587	$ 28,093
Financial liabilities, fair value	27,587	28,093
Accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	69,079	65,161
Financial liabilities, fair value	69,079	65,161
Short-term borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	11,817	10,976
Financial liabilities, fair value	11,817	10,976
Current portion of lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	9,416	8,959
Financial liabilities, fair value	9,416	8,959
Deferred consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost		6
Financial liabilities, fair value		47,834
Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	163,811	173,345
Financial liabilities, fair value	163,811	173,345
Deferred consideration, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	0	0
Financial liabilities, fair value	6,577	7,770
Long-term notes and loans payable, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	497,713	476,891
Financial liabilities, fair value	497,713	476,891
Other long-term liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, amortised cost	21,600	7,000
Financial liabilities, fair value	21,600	7,000
Level 1 | Accounts payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Short-term borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Current portion of lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Deferred consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value		7
Level 1 | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Deferred consideration, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Long-term notes and loans payable, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 1 | Other long-term liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Accounts payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Short-term borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Current portion of lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Deferred consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value		0
Level 2 | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Deferred consideration, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Long-term notes and loans payable, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 2 | Other long-term liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Accounts payable
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Accrued liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Short-term borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Current portion of lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Deferred consideration and other payables, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	47,821
Level 3 | Lease liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Deferred consideration, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	6,577	7,770	$ 17,651
Level 3 | Long-term notes and loans payable, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Level 3 | Other long-term liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, fair value	0	0
Cash and cash equivalents
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	103,429	119,341
Financial assets, fair value	103,429	119,341
Cash and cash equivalents | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Cash and cash equivalents | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Cash and cash equivalents | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Restricted cash
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	5,091	2,169
Financial assets, fair value	5,091	2,169
Restricted cash | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Restricted cash | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Restricted cash | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Security deposits
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	4,408	4,367
Financial assets, fair value	4,408	4,367
Security deposits | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Security deposits | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Security deposits | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Accounts receivable, net
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	51,070	56,492
Financial assets, fair value	51,070	56,492
Accounts receivable, net | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Accounts receivable, net | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Accounts receivable, net | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	1,421	447
Financial assets, fair value	1,421	447
Loans receivable, short-term | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, short-term | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, short-term | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0	565
Loans receivable, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	826	823
Financial assets, fair value	826	823
Loans receivable, long-term | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, long-term | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Loans receivable, long-term | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	0	0
Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	0	0
Financial assets, fair value	730	1,228
Investments | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	49	136
Investments | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	81	432
Investments | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, fair value	$ 600	$ 660	$ 660